Financial Instruments And Risk Analysis - Impact of Potential Depreciation of Euro and US Dollar (Detail)	12 Months Ended
Dec. 31, 2019
US Dollar | Probable Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	0.00%
Fluctuation in foreign exchange rate amount	4.0307
US Dollar | Possible Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	25.00%
Fluctuation in foreign exchange rate amount	5.0384
US Dollar | Remote Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	50.00%
Fluctuation in foreign exchange rate amount	6.0461
Euro | Probable Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	0.00%
Fluctuation in foreign exchange rate amount	4.5305
Euro | Possible Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	25.00%
Fluctuation in foreign exchange rate amount	5.6631
Euro | Remote Scenario
Disclosure Of Finanacial Instruments Exchange Rate [Line Items]
Percentage of fluctuation in foreign exchange rate	50.00%
Fluctuation in foreign exchange rate amount	6.7958